Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)
Sincere Fame International Limited [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	British Virgin Islands October 6, 2006
Registered capital | $		$ 1,230,434
Issued and fully paid up capital | $		$ 1,230,434
Percentage of equity attributable to the Group-Direct	100.00%	100.00%	100.00%
Percentage of equity attributable to the Group-Indirect
Principal activities	Investment Holding
China Financial Services Group Limited [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	Hong Kong August 28, 2000
Registered capital | $			$ 100,000,000
Issued and fully paid up capital | $			$ 100,000,000
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Investment Holding
Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 21, 1999
Registered capital | $			$ 400,000,000
Issued and fully paid up capital | $			$ 400,000,000
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Investment Holding
Shenzhen Fanhua United Investment Group Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 9, 2006
Registered capital	¥ 250,000,000
Issued and fully paid up capital	¥ 250,000,000
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Investment Holding
Guangzhou Anyu Mortgage Consulting Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC January 23, 2003
Registered capital	¥ 2,220,000
Issued and fully paid up capital	¥ 2,220,000
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Micro credit and mortgage agency services
Chongqing Fengjie Financial Advisory Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 13, 2010
Registered capital	¥ 500,000
Issued and fully paid up capital	¥ 500,000
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Financial consultancy
Guangzhou Chengze Information Technology Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 11, 2006
Registered capital	¥ 3,000,000
Issued and fully paid up capital	¥ 3,000,000
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Software development and maintenance
Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 26, 2011
Registered capital | $		$ 30,000,000
Issued and fully paid up capital | $		$ 30,000,000
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Micro credit and mortgage agency services
Shenzhen Fanhua Micro-credit Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC March 15, 2012
Registered capital	¥ 300,000,000
Issued and fully paid up capital	¥ 300,000,000
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Micro credit and mortgage agency services
Shenzhen Fanhua Fund Management Services Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 8, 2012
Registered capital	¥ 5,000,000
Issued and fully paid up capital	¥ 5,000,000
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Company register service
Guangzhou Heze Information Technology Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC September 16, 2010
Registered capital	¥ 20,000,000
Issued and fully paid up capital	¥ 20,000,000
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Software development and maintenance
Beijing Lianxin Chuanghui Information Technology Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC February 2, 2012
Registered capital | $			$ 10,000,000
Issued and fully paid up capital | $			$ 10,000,000
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Software development and maintenance
Shenzhen Fanlian Investment Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC November 26, 2012
Registered capital	¥ 30,000,000
Issued and fully paid up capital	¥ 30,000,000
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Investment Holding
Fanhua Financial Leasing (Shenzhen) Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC September 4, 2012
Registered capital | $		$ 10,000,000
Issued and fully paid up capital | $		$ 10,000,000
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Business Advisory
Shenzhen Fanhua Chengyu Finance Service Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC March 15, 2013
Registered capital	¥ 10,000,000
Issued and fully paid up capital	¥ 10,000,000
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Labor outsourcing services
Beijing Fanhua Qilin Capital Management Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 26, 2016
Registered capital	¥ 100,000,000
Issued and fully paid up capital	¥ 10,000,000
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	96.00%	96.00%	96.00%
Principal activities	Asset Management
Shijiazhuang Fanhua Financial Advisory Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 27, 2017
Registered capital	¥ 2,000,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Financial Consultancy
Taizhou Fanhua Financial Advisory Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC September 28, 2017
Registered capital	¥ 500,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Financial Consultancy
Xuzhou Shenfanlian Enterprise Management Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 7, 2017
Registered capital	¥ 10,000,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Enterprise Management
Nantong Shenfanlian Enterprise Management Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC September 8, 2017
Registered capital	¥ 5,000,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Enterprise Management
Baoding Fanjie Financial Advisory Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC February 9, 2018
Registered capital	¥ 500,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Financial Consultancy
Shenzhen Fancheng Business Operation Management Partnership (Limited Partnership) [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 22, 2018
Registered capital	¥ 500,000,000
Issued and fully paid up capital	¥ 34,550,000
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Enterprise Management
Fanxiaoxuan Cultural Media (Guangzhou) [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC July 16, 2018
Registered capital	¥ 1,000,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Enterprise Management
Guangzhou Fanze Information Technology Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC February 27, 2019
Registered capital	¥ 10,000,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Software development and maintenance
Langfang Fanhua Technology Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC September 9, 2019
Registered capital	¥ 200,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Software development and maintenance
Shenyang Fanhua Financial Advisory Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC November 18, 2019
Registered capital	¥ 1,000,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Financial consultancy
Luoyang Fanzhan Information technology Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC May 13, 2020
Registered capital	¥ 500,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Software development and maintenance
Lanzhou Fanhua Enterprise Information Advisory Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC May 19, 2020
Registered capital	¥ 200,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Enterprise Management
Yantai Shenzhen Fanlian Financial Advisory Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 22, 2020
Registered capital	¥ 1,000,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Financial consultancy
Haikou Fanhua Financial Advisory Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC June 12, 2020
Registered capital	¥ 1,000,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Financial consultancy
Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC August 8, 2020
Registered capital	¥ 1,000,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Financial consultancy
Lianyungang Shenzhen Fanlian Economic Information Advisory Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC September 29, 2020
Registered capital	¥ 1,000,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Financial consultancy
Fanhua Jinfu (Foshan) Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC May 22, 2020
Registered capital	¥ 200,000,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Financial consultancy
Huaian Fanhualian Economic Information Advisory Co., Ltd [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC February 2, 2021
Registered capital	¥ 1,000,000
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Financial consultancy
Yancheng Fanhua Financial Advisory Co., Ltd. [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC May 11, 2021
Registered capital	¥ 1,000,000
Issued and fully paid up capital
Percentage of equity attributable to the Group-Direct
Percentage of equity attributable to the Group-Indirect	100.00%	100.00%	100.00%
Principal activities	Financial consultancy
Tianjin Ninghua Economic Information Advisory Partnership (Limited Partnership) [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC November 1, 2021
Principal activities	Micro credit
Shenzhen Shengshu Information Technology Advisory Partnership (Limited Partnership) [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC November 2, 2021
Principal activities	Micro credit
Shenzhen Chengshu Information Technology Advisory Partnership (Limited Partnership) [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC November 29, 2021
Principal activities	Micro credit
Shenzhen Xuanshu Information Technology Advisory Partnership (Limited Partnership) [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC November 29, 2021
Principal activities	Micro credit
Tianjin Juehua Economic Information Advisory Partnership (Limited Partnership) [Member]
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of investment in significant subsidiaries [Line Items]
Place and date of incorporation/ establishment	the PRC December 20, 2021
Principal activities	Micro credit